Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2025
Other payables and accrued liabilities
Other payables and accrued liabilities

Note 12 - Other payables and accrued liabilities

Other payables and accrued liabilities as of December 31, 2025 and 2024 consisted of the following:

		December 31,
	Note	2025	2024
Accrued professional fees		$456	$657
Accrued staff costs and staff benefits		150	115
Rental deposits from tenants		206	206
Contract liabilities		522	148
Interest receipt in advance		1	1
Advances from unrelated parties	*	18	547
Accrued legal expense		13,173	—
Others		456	189
		$14,982	$1,863
*	The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.